Trade and Other Payables	12 Months Ended
Mar. 31, 2026
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

NOTE 23 — TRADE AND OTHER PAYABLES

	As at March 31, 2026	As at March 31, 2025
Trade payables	$812,156	$1,727,809
Employee benefits payable	40,457	68,885
Accrual and other payables	$21,328	$25,065
Total	$873,941	$1,821,759

The fair value of trade and other payables have not been disclosed as, due to their short duration, management considers the carrying amounts recognized in the consolidated statements of financial position to be reasonable approximation of their fair values.

Trade payables comprise amounts outstanding for trade purchase. The aging analysis of trade payables is as follows:

	As at March 31, 2026	As at March 31, 2025
<90 days	$753,343	$1,534,745
90-180 days	363	139,958
180-365 days	-	31,772
>365 days	$58,450	$21,334
Total	$812,156	$1,727,809